June 28, 2007


Securities and Exchange Commission
450 F Street NE
Washington, D.C.  20549

     Re:  Insured Municipals Income Trust and Investors' Quality
          Tax-Exempt Trust, Multi-Series 314
          File No. 333-64249   CIK #1024830

Ladies/Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent Post-Effective amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent Post-Effective amendment to the Registration Statement was filed electronically with the commission on June 25, 2007.


                                                               Very truly yours,


                                                           Van Kampen Funds Inc.